Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Note 13.	Income Taxes

Prior to Reorganization (Note 1) the Company was a limited liability company whereby its members were taxed on a proportionate share of the Company’s taxable income. Following the merger of The Ex One Company, LLC with and into The ExOne Company, The ExOne Company became a corporation, taxable for federal, state, local and foreign income tax purposes. On January 1, 2013, the Company recorded a net deferred tax asset of approximately $410 based on the difference between the book and tax basis of assets and liabilities as of that date. Due to a history of operating losses by the limited liability company, a valuation allowance of 100% of the initial net deferred tax asset was established.

The provision for income taxes was $72 and $91 for the quarter and six months ended June 30, 2013, respectively. The provision for income taxes was $246 and $234 for the quarter and six months ended June 30, 2012, respectively. The provision for income taxes for all periods presented related entirely to the taxable income of ExOne GmbH. The Company has completed a discrete period computation of its provision for income taxes for each of the periods presented. Discrete period computation is as a result of (i) jurisdictions with losses before income taxes for which no tax benefit can be recognized and (ii) an inability to generate reliable estimates for results in certain jurisdictions as a result of inconsistencies in generating net operating profits (losses) in those jurisdictions.

The effective tax rate was 106.9% and 103.2% for the quarter and six months ended June 30, 2013, respectively. The effective tax rate was 107.7% and 105.0% for the quarter and six months ended June 30, 2012, respectively. For the quarter and six months ended June 30, 2013, the effective tax rate differs from the U.S. federal statutory rate of 34.0% primarily due to net changes in valuation allowances for the period. For the quarter and six months ended June 30, 2012, the effective tax rate differs from the U.S. federal statutory rate of 34.0% primarily due to the effects of (i) limited liability company losses not subject to tax and (ii) net changes in valuation allowances for the period.

The components of net deferred income tax assets and net deferred income tax liabilities were as follows:

	June 30, 2013	January 1, 2013 (Reorganization)	December 31, 2012
Current deferred tax assets (liabilities):
Accounts receivable	$27	$31	$—
Inventories	376	(40)	(434)
Accrued expenses and other current liabilities	599	562	143
Deferred revenue and customer prepayments	32	1,851	1,912
Other	48	10	250
Valuation allowance	(1,082)	(2,429)	(2,049)

Current deferred tax assets (liabilities)	—	(15)	(178)

Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	1,595	431	431
Tax credit carryforwards	436	—	—
Property and equipment	962	691	599
Other	25	342	567
Valuation allowance	(3,018)	(1,449)	(1,419)

Noncurrent deferred tax assets (liabilities)	—	15	178

Net deferred tax assets (liabilities)	$—	$—	$—

The Company has provided a valuation allowance for its net deferred tax assets as a result of the Company not generating consistent net operating profits in jurisdictions with which it operates. As such, any benefit from deferred taxes in any of the periods presented has been fully offset by changes in the valuation allowance for net deferred tax assets. The Company continues to assess its future taxable income by jurisdiction based on (i) recent historical operating results (ii) the expected timing of reversal of temporary differences (iii) various tax planning strategies that the Company may be able to enact in future periods (iv) the impact of potential operating changes on the business and (v) forecast results from operations in future periods based on available information at the end of each reporting period. To the extent that the Company is able to reach the conclusion that deferred tax assets are realizable based on any combination of the above factors, a reversal of existing valuation allowances may occur.

At June 30, 2013, the Company had approximately $620 in net operating loss carryforwards which expire from 2013 through 2019, to offset the future taxable income of its Japanese subsidiary. At June 30, 2013, the Company had approximately $975 in net operating loss carryforwards which expire in 2033, and $436 in tax credit carryforwards which expire in 2023, to offset the future taxable income of its United States subsidiary.

The Company has a liability for uncertain tax positions related to certain capitalized expenses and related party transactions. At June 30, 2013 and December 31, 2012, the liability for uncertain tax positions was approximately $548 and $416, respectively, and is included in accrued expenses and other current liabilities in the condensed consolidated balance sheets. At June 30, 2013, there was no liability for uncertain tax positions related to the Compnay’s Japanese subsidiary. At December 31, 2012, the liability for uncertain tax positions related to the Company’s Japanese subsidiary was $94 and was fully offset against net operating loss carryforwards of this subsidiary.

The Company includes interest and penalties related to income taxes as a component of the provision for income taxes in the condensed statement of consolidated operations and comprehensive loss.

Note 15. Income Taxes

Prior to reorganization (Note 19) the Company was a limited liability company whereby its members were taxed on a proportionate share of the Company’s taxable income. As such, no provision has been recorded for U.S. federal or state income taxes. The Company reported taxable income from ExOne GmbH of approximately $2,803, $2,473 and $648 in 2012, 2011 and 2010, respectively. Ex One KK reported taxable income of approximately $878, $396 and $0 in 2012, 2011 and 2010, respectively. Taxable income of Ex One KK for both 2012 and 2011 was fully offset by net operating loss carryforwards.

The provision for income taxes was $995, $1,031 and $198 in 2012, 2011 and 2010, respectively and related entirely to the taxable income of ExOne GmbH. The benefit from deferred taxes for 2012, 2011 and 2010 was fully offset by changes in the valuation allowance for deferred tax assets.

A reconciliation of the provision for income taxes at the U.S. statutory rate of 35.0% to the effective rate of the Company for the years ended December 31 is as follows:

	2012	2011	2010
U.S. statutory rate (35.0%)	$(3,043)	$(2,305)	$(1,744)
Limited liability company losses not subject to tax	4,018	1,818	2,110
Taxes on foreign operations	(164)	(71)	(95)
Increase in uncertain tax positions	146	249	15
Net change in valuation allowances	8	1,290	(140)
Permanent differences and other	30	50	52

Provision for income taxes	$995	$1,031	$198

Effective tax rate	111.5%	115.7%	104.0%

The components of net deferred income tax assets and net deferred income tax liabilities at December 31 were as follows:

	2012	2011
Current deferred tax assets (liabilities):
Accounts receivable	$—	$515
Inventories	(434)	(638)
Accrued expenses and other current liabilities	143	(117)
Deferred revenue and customer prepayments	1,912	1,917
Other	250	(67)
Valuation allowance	(2,049)	(1,984)

Current deferred tax assets (liabilities)	(178)	(374)

Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	431	868
Property and equipment	599	922
Other	567	236
Valuation allowance	(1,419)	(1,652)

Noncurrent deferred tax assets (liabilities)	178	374

Net deferred tax assets (liabilities)	—	—

The Company has provided a valuation allowance for its net deferred tax assets because the Company has not demonstrated a consistent history of generating net operating profits in the jurisdictions in which it operates. At December 31, 2012, the Company had approximately $1,076 in foreign net operating loss carryforwards to offset future taxable income of Ex One KK, which expire from 2013 through 2019.

The following table summarizes changes to the Company’s valuation allowances at December 31:

	2012	2011
Beginning balance	$3,636	$2,266
Increase to allowance	8	1,290
Foreign currency	(176)	80

Ending balance	3,468	3,636

The Company files income tax returns in both Germany and Japan. In Germany, the Company’s 2010 through 2012 tax years remain subject to examination. In Japan, the Company’s 2005 through 2012 tax years remain subject to examination.

The Company has a liability for uncertain tax positions related to certain capitalized expenses and related party transactions. At December 31, 2012 and 2011, the liability for uncertain tax positions was approximately $416 and $264, respectively, and is included in accrued expenses and other current liabilities in the consolidated balance sheets. At December 31, 2012 and 2011, the liability for uncertain tax positions for Ex One KK was $94 and $377, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31 was as follows.

	2012	2011	2010
Beginning balance	$264	$15	$—
Increases related to current year tax positions	146	249	15
Foreign currency	6	—	—

Ending balance	$416	$264	$15

The Company includes interest and penalties related to income taxes as a component of the provision for income taxes in the consolidated statement of operations and comprehensive loss.